Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Line Items]
Provision for potential tax liability	€ 521	€ 711
Losses for which a deferred tax asset is recognised	103,718	97,692
Losses for which no deferred tax is recognised	25,689	30,411
Total unused tax losses or tax credits	129,407	128,103
Within 0 to 5 years
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised	266	292
Losses for which no deferred tax is recognised	621	352
Total unused tax losses or tax credits	887	644
Beyond 6 years
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised		65
Losses for which no deferred tax is recognised	3,074	1,503
Total unused tax losses or tax credits	3,074	1,568
Unlimited
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised	103,452	97,335
Losses for which no deferred tax is recognised	21,994	28,556
Total unused tax losses or tax credits	€ 125,446	€ 125,891